9. General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
General and Administrative Expenses

	2019	2018	2017
Personnel expenses	5,357	4,929	4,521
Legal, consulting and audit expenses	3,055	2,881	1,945
Other expenses	1,853	1,828	1,520
	10,266	9,638	7,986